Northern Lights Fund Trust III

Pinnacle Tactical Allocation Fund

Incorporated herein by reference is the definitive version of the supplement for the Pinnacle Tactical Allocation Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 5, 2014, (SEC Accession No. 0000910472-14-003288).